united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23794

THOR Financial Technologies Trust
(Exact name of registrant as specified in charter)

327 W. Pittsburgh Street, Greensburg, PA	15601
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	412-860-6078

Date of fiscal year end:	8/31

Date of reporting period:	8/31/24

Item 1. Reports to Stockholders.

(a)

THOR Low Volatility ETF

 (THLV)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about THOR Low Volatility ETF for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://thorfunds.com/. You can also request this information by contacting us at 1-800-974-6964.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$59	0.55%

How did the Fund perform during the reporting period?

Since its inception on September 12, 2022, through the fiscal year's end on August 31, 2024, THLV has delivered a positive total return of 8.55%. THLV’s closing NAV for the year stood at $28.42. Given the turbulent nature of the financial markets throughout some parts of 2024, we are pleased with our performance thus far. The Fund’s benchmark, S&P 500 Index returned 19.41% during the same time period. Year to Date ended August 31, 2024, THLV returned 11.89%.   Factors attributing to performance versus the S&P 500 benchmark was highly skewed given the market cap weighted nature of the S&P 500 index construction. THLV primarily delivers an equal weight sector exposure and was unable to keep up with market cap weighted performance during the time period. The Fund was in line with the performance of the THOR Low Volatility Index, the underlying index of the Fund. On December 14, 2023, the Fund distributed a dividend of $0.69 per share, equivalent to a yield of 2.74%. Throughout the fiscal year, our investment strategy and underlying rationale remained unchanged. It's important to note that THLV does not employ derivatives as part of its investment strategy.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

THOR Low Volatility ETF - NAV
S&P 500® Index
$15,000
$10,000
$5,000
$0
$14,176
$11,751
09/12/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
08/31/24

	THOR Low Volatility ETF - NAV	S&P 500® Index
09/12/22	$10,000	$10,000
09/30/22	$9,116	$8,731
12/31/22	$9,917	$9,391
03/31/23	$9,864	$10,095
06/30/23	$10,186	$10,978
09/30/23	$9,780	$10,618
12/31/23	$10,502	$11,860
03/31/24	$11,267	$13,112
06/30/24	$11,068	$13,674
08/31/24	$11,751	$14,176

Average Annual Total Returns

	1 Year	Since Inception (September 12, 2022)
THOR Low Volatility ETF - NAV	15.18%	8.55%
THOR Low Volatility ETF - Market Price	15.00%	8.53%
S&P 500® Index	27.14%	19.41%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$79,109,906
Number of Portfolio Holdings	7
Advisory Fee	$303,885
Portfolio Turnover	445%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
98.0%
Other Assets in Excess of Liabilities
2.0%

Value	Value
Other Assets in Excess of Liabilities	2.0%
Equity	98.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Technology Select Sector SPDR Fund	13.5%
Consumer Staples Select Sector SPDR Fund	13.9%
Health Care Select Sector SPDR Fund	14.0%
Utilities Select Sector SPDR Fund	14.0%
Industrial Select Sector SPDR Fund	14.2%
Real Estate Select Sector SPDR Fund	14.2%
Materials Select Sector SPDR Fund	14.3%

Material Fund Changes

This is a summary of certain planned changes to the Fund since October 15, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2024 at https:// thorfunds.com/ or  upon request at 1-800-974-6964.  Effective November 1, 2024, the name of the Fund will change to “THOR Equal Weight Low Volatility ETF.”

THOR Low Volatility ETF - Fund (THLV)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://thorfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-THLV

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) Bradley Roth is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Roth is independent for purposes of this Item.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2024	2023
THOR Low Volatility ETF	$12,100	$11,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2024	2023
THOR Low Volatility ETF	$3,000	$3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)       The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Insert Long Form Financial Statements

THOR Low Volatility ETF

August 31, 2024

Annual Financial Statements

THOR LOW VOLATILITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 98.0%
133,723	Consumer Staples Select Sector SPDR Fund	$11,033,485
70,327	Health Care Select Sector SPDR Fund	11,055,404
85,216	Industrial Select Sector SPDR Fund	11,202,495
119,703	Materials Select Sector SPDR Fund	11,285,599
257,707	Real Estate Select Sector SPDR Fund	11,223,140
48,421	Technology Select Sector SPDR Fund	10,668,599
145,167	Utilities Select Sector SPDR Fund	11,074,790
		77,543,512

	TOTAL EXCHANGE-TRADED FUNDS (Cost $71,454,107)	77,543,512

	TOTAL INVESTMENTS – 98.0% (Cost $71,454,107)	$77,543,512
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%	1,566,394
	NET ASSETS - 100.0%	$79,109,906

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

THOR Low Volatility ETF
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2024

ASSETS
Investment securities:
At cost	$71,454,107
At fair value	$77,543,512
Cash and cash equivalents	1,591,004
Interest receivable	8,044
TOTAL ASSETS	79,142,560

LIABILITIES
Investment advisory fees payable	32,654
TOTAL LIABILITIES	32,654
NET ASSETS	$79,109,906

Net Assets Consist Of:
Paid in capital	$75,976,665
Accumulated earnings	3,133,241
NET ASSETS	$79,109,906

Net Asset Value Per Share:
Shares:
Net assets	$79,109,906
Shares of beneficial interest outstanding (a)	2,784,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$28.42

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

THOR Low Volatility ETF
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2024

INVESTMENT INCOME
Dividends	$1,424,149
Interest	36,289
TOTAL INVESTMENT INCOME	1,460,438

EXPENSES
Investment advisory fees	303,885
TOTAL EXPENSES	303,885

NET INVESTMENT INCOME	1,156,553

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	84,182
Net realized gain from redemptions in-kind	1,344,121
Net change in unrealized appreciation on investments	3,962,550
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,390,853

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,547,406

See accompanying notes to financial statements.

THOR Low Volatility ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	August 31, 2024	August 31, 2023 *
FROM OPERATIONS
Net investment income	$1,156,553	$1,052,054
Net realized gain (loss) from investments	84,182	(3,778,557)
Net realized gain from redemptions in-kind	1,344,121	2,065,582
Net change in unrealized appreciation on investments	3,962,550	2,126,855
Net increase in net assets resulting from operations	6,547,406	1,465,934

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,384,564)	(545,292)
Net decrease in net assets from distributions to shareholders	(1,384,564)	(545,292)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	31,216,760	145,411,534
Payments for shares redeemed	(57,012,096)	(46,689,776)
Net increase (decrease) in net assets from shares of beneficial interest	(25,795,336)	98,721,758

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,632,494)	99,642,400

NET ASSETS
Beginning of Year/Period	99,742,400	100,000 (a)
End of Year/Period	$79,109,906	$99,742,400

SHARE ACTIVITY
Shares Outstanding, Beginning of Year/Period	3,934,000	4,000 (a)
Shares Sold	1,160,000	5,830,000
Shares Redeemed	(2,310,000)	(1,900,000)
Shares Outstanding, End of the Year/Period	2,784,000	3,934,000

*	The THOR Low Volatility ETF commenced operations on September 12, 2022.

(a)	Beginning capital of $100,000 was contributed by THOR Financial Technologies, LLC, investment advisor to the Fund, in exchange for 4,000 shares of the Fund in connection with the seeding of the Fund.

See accompanying notes to financial statements.

THOR Low Volatility ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the	For the
	Year Ended	Period Ended
	August 31, 2024	August 31, 2023 (a)

Net asset value, beginning of year/period	$25.35	$25.00
Activity from investment operations:
Net investment income (b)	0.54	0.29
Net realized and unrealized gain on investments	3.22	0.21
Total from investment operations	3.76	0.50

Less distributions from:
Net investment income	(0.69)	(0.15)
Total distributions	(0.69)	(0.15)
Net asset value, end of year/period	$28.42	$25.35
Market price, end of year/period	$28.41	$25.37
Total return(c)	15.18%	2.02	%(d)

Market price total return	15.00%	2.10	%(d)
Net assets, end of year/period (000s)	$79,110	$99,742
Ratio of net expenses to average net assets(h)	0.55%	0.55	%(e)
Ratio of net investment income to average net assets(f)(h)	2.10%	1.21	%(e)

Portfolio Turnover Rate(g)	445%	440	%(d)

(a)	The THOR Low Volatility ETF commenced operations on September 12, 2022.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year/period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(h)	Does not include the expenses of other investment companies in which the Fund invests.

See accompanying notes to financial statements.

THOR Low Volatility ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2024

(1)	ORGANIZATION

The THOR Low Volatility ETF (the “Fund”) is a diversified series of THOR Financial Technologies Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on April 11, 2022, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). THOR Low Volatility ETF is a “fund of funds”, in that the Fund will generally invest in other investment companies. The Fund commenced operations on September 12, 2022. The Fund is an actively managed exchange traded fund (“ETF”). The investment objective of the Fund is to seek to provide investment results that generally correspond, before fees and expenses, to the performance of the THOR Low Volatility Index (the “Index”) . The Fund’s investment objective may be changed by the Board upon 60 days’ written notice to shareholders.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies, including Accounting Standards Update 2013-08”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value (“NAV”).

The Fund may hold certain investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has

THOR Low Volatility ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Restricted or illiquid investments, such as private investments or non -traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - The Fund may invest in portfolios of open -end or closed -end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open- end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

THOR Low Volatility ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2024, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$77,543,512	$—	$—	$77,543,512
Total	$77,543,512	$—	$—	$77,543,512

The Fund did not hold any Level 2 or Level 3 securities during the year.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Cash

The Fund considers its investments in an FDIC (“Federal Deposit Insurance Corporation”) insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

THOR Low Volatility ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s August 31, 2024 tax returns.

Trustee Fees

For the period ended August 31, 2024, the Trustees were paid $15,000.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the year ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $254,978,638 and $255,348,296 respectively. For the year ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $30,335,962 and $55,707,122, respectively.

(4)	INVESTMENT MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

THOR Trading Advisors, LLC, d/b/a THOR Financial Technologies, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Management Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily investment operations of the Fund and supervises the performance of administrative and professional services provided by others. The Adviser pays all ordinary operating expenses of the Fund. As compensation for its services, the Fund pays to the Adviser a unitary management fee (computed daily and paid monthly) at an annual rate of 0.55% of its average daily net assets. The Fund will pay all (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses (in each case as determined by a majority of the Independent Trustees, as defined under the 1940 Act); (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (v) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (vi) fees and expenses related to the provision of securities lending services; and (vii) the advisory fee payable to the Adviser. For the year ended August 31, 2024, the Fund paid advisory fees of $303,885.

THOR Low Volatility ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, they would increase the cost of an investment in the Fund over time.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays

Ultimus customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

BluGiant, LLC (“BluGiant”) , BluGiant, an affiliate of Ultimus and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $71,485,171 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$6,320,617
Gross unrealized depreciation:	(262,276)
Net unrealized appreciation:	$6,058,341

The tax character of dividends utilized during the periods ended August 31, 2024, and August 31, 2023 was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	August 31, 2024	August 31, 2023
Ordinary Income	$1,384,564	$545,292
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$1,384,564	$545,292

As of August 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Losses)
$278,751	$—	$—	$(3,203,851)	$—	$6,058,341	$3,133,241

THOR Low Volatility ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At August 31, 2024, the Fund had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$3,023,851	$—	$3,203,851	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassification for the year ended August 31, 2024, as follows:

Paid
In	Accumulated
Capital	Earnings
$1,174,135	$(1,174,135)

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. For purposes of GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge for
Fee for In-Kind and Cash Purchases	Cash Purchases*
$200	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

THOR Low Volatility ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to: models and data risk, allocation risk, authorized participant risk, ETF structure risks, index calculation agent risk, index tracking risk, smaller fund risk, large capitalization stock risk, passive investment risk, portfolio turnover risk, securities market risk, and underlying funds risk.

Models and Data Risk. The Fund’s index relies heavily on a proprietary algorithm as well as data and information supplied by third parties that are utilized by such model. To the extent the algorithm does not perform as designed or as intended, including accurately measuring historic price trends and volatility, the Fund’s strategy may not be successfully implemented and the Fund may lose value.

Allocation Risk. The risk that if the Fund’s strategy for allocating assets among different sectors does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Authorized Participant Risk. Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. AP concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

ETF Structure Risks. The Fund is structured as an ETF and is subject to special risks, including:

○	Not Individually Redeemable. Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Index Calculation Agent Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of its index, as published by its Index Calculation Agent. There is no assurance that the Index Calculation Agent will compile the index accurately, or that the index will be determined, composed or calculated accurately. While the Adviser gives descriptions of what the index is designed to achieve, the Index Calculation Agent does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in the index, and does not guarantee that its index will be in line with its methodology.

THOR Low Volatility ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2024

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Smaller Fund Risk. A smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation. Receipt of a liquidation distribution may have negative tax consequences for shareholders.

Large Capitalization Stock Risk. The Fund may invest in large capitalization companies. The securities of such companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Passive Investment Risk. The Fund is not actively managed and, therefore, the Fund would not sell a security due to current or projected underperformance of the security, industry, or sector unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk. The Fund may buy and sell investments frequently if the Index constituents change. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Securities Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Underlying Funds Risk. Other investment companies, such as ETFs, in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund is higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Through its investments in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds’ investments. The U.S. money market funds in which the Fund invests seek to maintain a stable NAV, but money market funds are subject to credit, market and other risks, and are not guaranteed.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

On October 11, 2024, the Board approved the Fund’s name change to “THOR Equal Weight Low Volatility ETF”, effective November 1, 2024.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of THOR Low Volatility ETF and
Board of Trustees of THOR Financial Technologies Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of THOR Low Volatility ETF (the “Fund”), a series of THOR Financial Technologies Trust, as of August 31, 2024, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and the period from September 12, 2022 (commencement of operations) through August 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, and the changes in net assets and financial highlights for the year then ended and the period from September 12, 2022 (commencement of operations) through August 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 30, 2024

COHEN & COMPANY, LTD.
800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

THOR Low Volatility ETF
ADDITIONAL INFORMATION (Unaudited)
August 31, 2024

Renewal of Advisory Agreement – THOR Equal Weight Low Volatility ETF*

At a meeting held on August 19, 2024, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreement (the “Management Agreement”) between the Adviser and the Trust, with respect to THOR Equal Weight Low Volatility ETF (the “Fund”). In considering the renewal of the Management Agreement, the Board received materials specifically relating to the Fund and the Management Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Management Agreement.

Nature, Extent and Quality of Services . The Board reviewed the background of the Adviser’s key investment personnel, noting no material changes since the last renewal of the Management Agreement. The Board commented that the THOR Low Volatility Index identified investment opportunities for the Fund through the use of its proprietary algorithmic process, with the algorithm monitored by the portfolio managers to ensure accuracy. The Board noted that the Adviser monitored compliance by reviewing reports provided by the Fund’s Administrator and Chief Compliance Officer. The Board further noted that the Adviser reported no cybersecurity incidents or material compliance issues since the Management Agreement’s last renewal. The Board noted that since the Fund has moved to the NYSE, the Fund has kept strict adherence to NAV resulting in smaller bid/ask spreads. The Board observed that the Adviser reported no SEC or regulatory examinations and no material litigation or administrative action since the Management Agreement’s last renewal. The Board concluded that the Adviser continued to provide consistent portfolio management, risk management and compliance services through various market conditions and allocated adequate resources to support the Fund. The Board determined that it could expect the Adviser to continue to provide quality services to the Fund and its shareholders.

Performance. The Board observed that the Fund achieved a net return of 17.02% since inception and a net return of 8.21% for the one -year period ended June 30, 2024. The Board observed that the Fund had underperformed the median of its peer group and its Morningstar category across all periods. The Board further observed that the Fund underperformed against the MSCI USA Minimum Volatility NR USD Index and the S&P 500 Index. The Board considered the Adviser’s remarks that the MSCI USA Minimum Volatility NR USD Index is being used for comparison purposes as it is the flagship index in the low volatility space and thus warrants a comparison to the Fund for discussion purposes. The Board noted that for the since inception period ended June 30, 2024, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses) was generally consistent with the performance of its underlying index, the THOR Low Volatility Index. The Board acknowledged that for standard deviation among its peer group and Morningstar category, the Fund ranked in the second quartile for the one-year

THOR Low Volatility ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2024

period ended June 30, 2024, and ranked in the third quartile for the period since inception through June 30, 2024. The Board noted the Adviser attributed the Fund’s underperformance to the overall market underperformance of equal weight strategies during the fiscal period, but that the Adviser remained confident that the Fund’s process and strategy would result in competitive performance over time. The Board concluded that the Adviser had managed the strategy as designed and provided reasonable returns for the Fund’s shareholders.

Fees and Expenses. The Board noted that the advisory fee and net expense ratio of the Fund were each lower than the medians and averages of its peer group and Morningstar category. Given these considerations, the Board concluded that the Adviser’s advisory fee for the Fund was not unreasonable.

Economies of Scale. The Board discussed the Fund’s size and its prospects for growth, concluding that the Adviser had not yet achieved meaningful economies of scale that would justify the implementation of breakpoints. The Board noted the Adviser’s willingness to consider breakpoints as the Fund reached a specified level of assets. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with the advisory services provided to the Fund and noted that the Adviser was managing the Fund at a loss. The Board concluded that the Adviser’s profits from the Fund were not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement and as assisted by the advice of independent counsel, the Board concluded that renewal of the Management Agreement was in the best interests of the Fund and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-800-974-6964 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

THOR-AR24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THOR Financial Technologies Trust

By	/s/ Bradley Roth
Bradley Roth
Principal Executive Officer/President
Date: 11/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Bradley Roth
Bradley Roth
Principal Executive Officer/President
Date: 11/4/2024

By	/s/ Kyle Wiggs
Kyle Wiggs
Principal Financial Officer/Treasurer
Date: 11/4/2024